Receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Receivables [Abstract]
Receivables

Note 4:  Receivables

The majority of the Company's commercial accounts receivable are due from Original Equipment Manufacturers ("OEM's"). Credit is extended based on an evaluation of a customer's financial condition and, generally, collateral is not required. Accounts receivable are payable in U.S. dollars, are due within 30-90 days and are stated at amounts due from customers, net of an allowance for doubtful accounts. Any account outstanding longer than the contractual payment terms is considered past due.

The allowance for doubtful accounts reflects an estimate of probable losses inherent in the accounts receivable balance.  The Company determines the allowance for doubtful accounts by considering a number of factors, including the length of time the trade accounts receivable are past due, historical experience, the customer's current ability to pay its obligations, and the condition of the general economy and the industry as a whole.   The Company will record a specific reserve for individual accounts when the Company becomes aware of a customer's inability to meet its financial obligations, deterioration in the customer's operating results or financial position, or deterioration in the customer's credit history. If circumstances related to customers change, the Company would further adjust estimates of the recoverability of receivables.   Account balances are charged off against the allowance after all reasonable means of collection have been exhausted and the potential for recovery is considered remote.

Receivables consisted of the following (in thousands):

	September 30, 2011 (unaudited)	December 31, 2010
Accounts receivable	$6,169	$5,524
Less allowance for doubtful accounts	(276)	(374)
Net receivables	$5,893	$5,150

Note 4- RECEIVABLES

Receivables consisted of the following (in thousands):

	December 31,
	2010	2009
Trade receivables	$5,524	$5,147
Less allowance for doubtful accounts	(374)	(584)
Net receivables	$5,150	$4,563